Net Income per Unit (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Basic [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (82)	$ 33	$ 57	$ 65	$ (5)	$ (44)	$ 131	$ 31			$ 73	$ 113
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									$ (119)		73	113
Net income (loss)	(585)	45	72	62	16	34	94	50	(53)		(406)	194
Income from Discontinued Operations Allocated to Limited Partners									74	$ 0	(479)	53
Income from Continuing Operations Allocated to Limited Partners												2
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (503)	$ 12	$ 15	$ (3)	$ 21	$ 78	$ (37)	$ 19	66	0	(479)	81
Incentive distribution rights												$ 30
Common Units [Member]
Earnings Per Share Basic [Line Items]
Weighted average limited partner units outstanding (basic) (in shares)												40,253,913
Weighted average limited partner units outstanding, Equivalents (in shares)												21,738
Weighted average limited partner units outstanding (diluted) (in shares)												40,275,651
Subordinated Units [Member]
Earnings Per Share Basic [Line Items]
Weighted average limited partner units outstanding (basic and diluted) (in shares)												10,010,333
Predecessor [Member]
Earnings Per Share Basic [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										23
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent										23
Net income (loss)										23
Less: Net income and comprehensive income attributable to noncontrolling interest										0
Less: Preacquisition income (loss) allocated to general partner										0
Income from Continuing Operations Allocated to Limited Partners										23
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										0
Incentive distribution rights										0
Distributions on nonvested phantom unit awards										$ 0
Predecessor [Member] | Common Units [Member]
Earnings Per Share Basic [Line Items]
Weighted average limited partner units outstanding (basic) (in shares)										11,023,617
Weighted average limited partner units outstanding, Equivalents (in shares)										25,128
Weighted average limited partner units outstanding (diluted) (in shares)										11,048,745
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic, Net of Tax										$ 1.02
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax										1.02
Income (Loss) from Continuing Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Diluted										1.02
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic										0.00
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Diluted										0.00
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted										$ 0.00
Predecessor [Member] | Subordinated Units [Member]
Earnings Per Share Basic [Line Items]
Weighted average limited partner units outstanding (basic and diluted) (in shares)										10,939,436
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax										$ 1.02
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted										$ 0.00
Successor [Member]
Earnings Per Share Basic [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(119)		73	$ 113
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									(40)		73	34
Net income (loss)									(53)		(406)	194
Less: Net income and comprehensive income attributable to noncontrolling interest									1		0	4
Less: Preacquisition income (loss) allocated to general partner											0
Income from Continuing Operations Allocated to Limited Partners									(47)		(13)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									66
Incentive distribution rights									1		81
Distributions on nonvested phantom unit awards									0		$ 5	2
Successor [Member] | Sunoco LLC [Member]
Earnings Per Share Basic [Line Items]
Less: Preacquisition income (loss) allocated to general partner									(80)			75
Successor [Member] | M A C S Earnings Prior To October12014 [Member]
Earnings Per Share Basic [Line Items]
Net income (loss)									6
Successor [Member] | Susser [Member]
Earnings Per Share Basic [Line Items]
Less: Preacquisition income (loss) allocated to general partner									$ (8)			$ 28
Successor [Member] | Common Units [Member]
Earnings Per Share Basic [Line Items]
Weighted average limited partner units outstanding (basic) (in shares)									20,572,373		93,575,530
Weighted average limited partner units outstanding, Equivalents (in shares)									6,382		28,305
Weighted average limited partner units outstanding (diluted) (in shares)									20,578,755		93,603,835
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic, Net of Tax	$ (1.10)	$ 0.11	$ 0.38	$ 0.50	$ (0.34)	$ (0.63)	$ 1.87	$ 0.11	$ (1.50)		$ (0.14)	$ 0.07
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax									(1.50)		(0.14)	0.07
Income (Loss) from Continuing Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Diluted	(1.10)	0.11	0.38	0.50	(0.34)	(0.63)	1.87	0.11	(1.50)		(0.14)	0.07
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	(5.22)	0.13	0.15	(0.03)	0.21	0.93	(1.00)	0.33	2.35		(5.12)	1.04
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Diluted	(5.22)	0.13	0.15	(0.03)	0.21	0.93	(1.00)	0.33	2.35		(5.12)	1.04
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted									$ 2.35		$ (5.12)	$ 1.04
Successor [Member] | Subordinated Units [Member]
Earnings Per Share Basic [Line Items]
Weighted average limited partner units outstanding (basic and diluted) (in shares)									10,939,436		0	10,010,333
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax	0.00	0.00	0.00	0.00	(0.15)	(1.11)	1.87	0.11	$ (1.50)		$ 0.00	$ 0.22
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.25	$ 1.63	$ (1.00)	$ 0.33	$ 2.35		$ 0.00	$ 1.18